Stockholders' Equity (Details) - Schedule of Stock Option Activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Activity [Abstract]
Stock Options, Outstanding, Beginning Balance (in Shares)	317,857	366,411	248,997
Stock Options, Exercisable, Beginning Balance (in Shares)	194,853	204,230	179,682
Weighted Average, Exercise Price, Outstanding, Beginning Balance	$ 44.53	$ 51.3	$ 61.8
Weighted Average, Exercise Price, Exercisable, Beginning Balance	38.53	47.4	50.4
Weighted Average, Fair Value Vested, Beginning Balance	$ 38.53	$ 47.4	$ 50.4
Weighted Average, Contractual Life (Years), Beginning Balance	6 years 11 months 26 days		6 years 3 months 7 days
Weighted Average Aggregate Intrinsic Value, Beginning Balance (in Dollars)
Stock Options, Outstanding, Granted (in Shares)		19,367	210,467
Stock Options, Exercisable, Granted (in Shares)		694	42,181
Weighted Average, Exercise Price, Outstanding, Granted		$ 10.42	$ 39.72
Weighted Average, Exercise Price, Exercisable, Granted		10.42	40.73
Weighted Average, Fair Value Vested, Granted		$ 4.53	$ 17.95
Weighted Average, Contractual Life (Years), Granted		6 years 3 months 7 days	6 years 3 months 7 days
Weighted Average, Aggregate Intrinsic Value, Granted (in Dollars)
Stock Options Outstanding Exercised (in Shares)			(42,072)
Stock Options Exercisable Exercised (in Shares)
Weighted Average Outstanding Exercised
Weighted Average Exercisable Exercised
Weighted Average Fair Value Vested Exercised
Weighted Average Contractual Life (Years) Exercised
Weighted Average Aggregate Intrinsic Value Exercised (in Dollars)
Stock Options Outstanding Cancelled (in Shares)	(66,936)	(67,921)	(50,981)
Stock Options Exercisable Cancelled (in Shares)
Weighted Average Outstanding Cancelled
Weighted Average Exercisable Cancelled
Weighted Average Fair Value Vested Cancelled
Weighted Average Contractual Life (Years) Cancelled
Weighted Average Aggregate Intrinsic Value Cancelled (in Dollars)
Stock Options, Outstanding, Ending Balance (in Shares)	250,921	317,857	366,411
Stock Options, Exercisable, Ending Balance (in Shares)	159,706	194,853	204,230
Weighted Average, Exercise Price, Outstanding, Ending Balance	$ 46.05	$ 44.53	$ 51.3
Weighted Average, Exercise Price, Exercisable, Ending Balance	35.92	38.53	47.4
Weighted Average, Fair Value Vested, Ending Balance	$ 35.92	$ 38.53	$ 47.4
Weighted Average, Contractual Life (Years), Ending Balance	6 years 3 months 7 days		6 years 3 months 7 days
Weighted Average, Aggregate Intrinsic Value, Ending Balance (in Dollars)